THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

     The management of The Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the fiscal year ended October 31, 1995.

PERFORMANCE REVIEW*

     The Rodney Square Diversified Income Portfolio had a total return of 12.41% for the fiscal year ended October 31, 1995. This return consisted of an increase in net asset value per share from $12.42 to $13.08 and distributions from net investment income during the fiscal year of $0.83 per share. The Portfolio's performance was very close to the reported return of 12.54% for the Lehman Intermediate Government/Corporate Index. Wilmington Trust Company ("WTC"), the Portfolio's adviser, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.65% of average daily net assets.

     The Rodney Square Municipal Income Portfolio had a 12.23% total return for the fiscal year. This return consisted of an increase in net asset value per share from $11.64 to $12.49 and distributions from net investment income during the fiscal year of $0.54 per share. The Portfolio's performance was significantly better than the 10.95% return reported for the Merrill Lynch Intermediate Municipal Index (the "Merrill Index"). WTC, the Portfolio's adviser, has continued to assist the Portfolio's total return by limiting the total expense of the Portfolio to 0.75% of average daily net assets. During the course of the year, WTC determined the Merrill Index to be a better measure of relative performance than the Lehman State General Obligation Index (the "Lehman Index") because the average maturity of the Merrill Index at 8.5 years more closely approximates the Portfolio at 6.8 years. The Lehman Index at 10.95 years is beyond the standard for an intermediate fund which Lipper Analytical Securities Corp. defines as between 5 and 10 years.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
     THE RODNEY SQUARE DIVERSIFIED INCOME PORTFOLIO

     The Portfolio is designed to give shareholders broad exposure to the dynamics of the intermediate term bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to manage actively a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

------------------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. CERTAIN VALUES SHOWN ABOVE DO NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE FUND'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 18 THROUGH 21.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

     The Portfolio benefited from the dramatic lowering of interest rates which took place over the past fiscal year. From a starting point of 7.48%, 5 year U.
S. Treasury Notes dropped in yield by 1.67% to 5.81% as of October 1995. Interest rates fell as it became apparent that economic growth was moderating and the inflation outlook remained very favorable. Also aiding the interest rate decline has been the outlook for a significant change in the federal government's fiscal policies and the prospects of a balanced budget within seven years. The Portfolio has taken advantage of these developments by extending maturities to capture both a higher yield and more price appreciation.

     Following is a diagram which compares the performance of The Rodney Square Diversified Income Portfolio, the Lehman Intermediate Government/Corporate Index and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on April 2, 1991.

[GRAPHICAL REPRESENTION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

              COMPARISION OF CHANGE IN VALUE OF $10,000 INVESTMENT **
                      Inception
                        Apr-91    Oct-91    Oct-92    Oct-93    Oct-94    Oct-95
Rodney Square
   Diversified Income   $9,650   $10,314   $11,302   $12,318   $12,031   $13,524
Lehman Intermediate
   Government/Corporate
   Index               $10,000   $10,791   $11,870   $13,050   $12,798   $14,403
Consumer Price Index   $10,000   $10,180   $10,506   $10,800   $11,081   $11,391

              AVERAGE ANNUAL TOTAL RETURN
                          1 YEAR *          INCEPTION **
                      -------------------------------------
Rodney Square
   Diversified Income      12.4%               6.8%
Lehman Intermediate
   Government/Corporate
   Index                   12.5                8.3
Consumer Price Index        2.8                2.9

------------------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. CERTAIN VALUES SHOWN ABOVE DO NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE FUND'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 18 THROUGH 21.

** THE VALUES SHOWN FOR THE PORTFOLIO REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50% ON A HYPOTHETICAL INVESTEMNT OF $10,000 AND WITH DIVIDENDS REINVESTED.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------
     The Portfolio also benefited from several moves to increase yield. Callable government agency securities have been added along with asset-backed securities in the home equity and manufactured housing sectors. Corporate bond exposure has been decreased as spreads against U. S. Treasury securities have narrowed making them less attractive.

     As we close out the current year, we find a bond market that is caught between many influences ranging from political to financial. The decline in interest rates seen so far this year has reached a point where further movement will be unlikely unless it is supported by the active participation of the Federal Reserve Board (the "Fed") in lowering short-term rates. The role that the Fed plans to take is unknown at this time since their initial rate cut in July has not been followed by any further action that would shed light on their medium to long-term intentions. Indeed the Fed finds itself in a very good position since the combined outlook of moderate economic growth and well contained inflation gives them the flexibility to be patient. Our longer term view remains positive on the bond market. The underlying trends of low inflation, budget deficit reduction and keen global competition remain in force with their impact likely being felt through lower long-term rates. However, we have covered much ground in 1995, and while 1996 may offer some continuation, the rate declines are likely to be much smaller.

     THE RODNEY SQUARE MUNICIPAL INCOME PORTFOLIO

     The Portfolio is an intermediate term fund designed to produce a high level of income which is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

     For all but the first part of the fiscal year, the fixed income markets exhibited a bullish trend. While it was relatively clear sailing for the taxable bond markets, the tax-exempt municipal market experienced great volatility due to several special events during the year. First, the Orange County, California crisis hit in December 1994 when the county filed for bankruptcy protection due to heavy losses in its investment funds. The market impact was brief (except for non-insured California issues) and municipal bond prices resumed their upward bias by calendar year-end.

During the first quarter of 1995, municipals outperformed their taxable counterparts due to a severe shortage of new issues. Combined with a high level of maturities and called bonds in January, this led to an actual decline in total municipal bonds outstanding. Municipal bond prices rose relative to Treasuries, the result of too many investors chasing too few bonds. In April, this relative outperformance by municipals reversed dramatically. In Washington, D.C., several political leaders proposed radical changes to the existing tax code. Most of those "flat tax" proposals, as initially presented, would be detrimental to municipal bonds. By limiting the tax to either earned income (excluding interest income) or to expenditures (as it would under a consumption tax), there would be no tax advantage for municipal bonds. This frightened many retail investors and they reacted by selling bonds, selling tax-exempt mutual funds or by not reinvesting in the municipal market.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------
     Tax reform continued to be a cloud hovering over the municipal market but its most recent effect is in the long end. Investors have shifted their emphasis away from long maturity bonds, whose volatility is great, and into short and intermediate bonds. Over the last four months ending October 31, 1995, 20 and 30 year municipals remain inexpensive relative to Treasuries (trading at about 90% of the Treasury yield) while 10 year and shorter maturities have moved from a fair value to a relatively expensive value. For example, a 5 year municipal was trading at 77% of a comparable Treasury on June 30, 1995 and now is trading at only 73%.

     During the year, we made several strategic moves which improved the return potential of the Portfolio. Two of the strategic moves, a sell program of Texas bonds and a shortening of the Portfolio's maturity, were outlined in the semiannual report. Since then we have employed two additional strategies to strengthen the Portfolio. First, we invested over 12% of the total assets in cushion bonds. Cushion bonds have high coupons, long stated maturities, relatively short call dates and trade at large premiums to face value. In addition to trading at a high yield to the effective maturity (the short call date), these bonds have the potential of being "refunded" which would immediately boost the price. The bonds purchased by the Portfolio have an average effective maturity of only 1.3 years but have a yield of over 5%, based on October 31, 1995 valuations.

     The other strategy employed was to sell issues priced near par and to buy slightly longer, non-callable premium-priced bonds. The bonds sold performed well during the year, but now, at par, face a performance disadvantage due to the after tax yield calculations. The longer maturity, premium-priced issues offer significantly better downside protection while maintaining similar upside potential. Approximately 16% of the Portfolio was shifted into these premium, non-callable bonds. As of October 31, 1995, the average maturity of the Portfolio was 6.8 years, slightly longer than the average on April 30, 1995.

     Following is a diagram that illustrates the performance of The Rodney Square Municipal Income Portfolio, the Merrill Index, Lehman Index, and the CPI, since the Portfolio's commencement of operations on November 1, 1993.

[GRAPHICAL REPRESENTION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------
              COMPARISION OF CHANGE IN VALUE OF $10,000 INVESTMENT **
                      Inception
                        Oct-93    Oct-94    Oct-95
Rodney Square
   Municipal Income     $9,650    $9,356   $10,500
Lehman Index           $10,000    $9,645   $10,982
Merrill Index          $10,000   $10,260   $10,882
Consumer Price Index   $10,000   $10,260   $10,547

              AVERAGE ANNUAL TOTAL RETURN
                          1 YEAR *          INCEPTION **
                      -------------------------------------
Rodney Square
   Municipal Income        12.2%               2.5%
Lehman Index               13.9                4.8
Merrill Index              11.0                4.3
Consumer Price Index        2.8                2.7

     Looking ahead, we are cautiously optimistic. Bond prices are currently high, with the markets expecting a continuation of slow economic growth and further easing by the Fed. Evidence of real progress by Congress and the White House toward balancing the budget should help to push the bond markets to higher prices. Our caution is focused upon the events unfolding in Washington, D.C., including the debate on tax reform measures and the 1996 Presidential election. Uncertainty, in this case created by political rhetoric, usually leads to volatile markets.

     We invite your comments and questions and we thank you for your investment in the Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                       Sincerely,

                                       /s/ Martin L. Klopping

                                       Martin L. Klopping
                                       President
  December 15, 1995


------------------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. CERTAIN VALUES SHOWN ABOVE DO NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE FUND'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 18 THROUGH 21.

** THE VALUES SHOWN FOR THE PORTFOLIO REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50% ON A HYPOTHETICAL INVESTEMNT OF $10,000 AND WITH DIVIDENDS REINVESTED.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS / OCTOBER 31, 1995
    (Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------------
                                          MOODY'S
                                          / S&P     PRINCIPAL    VALUE
                                          RATING     AMOUNT     (NOTE 2)
                                         --------  ---------- ------------
ASSET-BACKED SECURITIES - 19.4%
  American Express Master Trust,
    Ser. 1994-1 Class A, 7.15%,
       08/15/99........................  Aaa/AAA  $1,000,000  $ 1,030,700
  EQCC Home Equity Loan Trust,
    Ser. 1994-4A Class A3, 8.68%,
       10/15/08........................  Aaa/AAA     700,000      751,765
  Equicon Home Equity Loan Trust,
    Ser. 1993-1 Class A, 5.85%,
       11/18/12........................  Aaa/AAA     573,889      563,137
  Green Tree Financial Corp.,
    Ser. 1995-2 Class A3, 7.45%,
       06/15/26........................  Aaa/AAA     400,000      412,576
  Green Tree Financial Corp.,
    Ser. 1995-5 Class A4, 6.60%,
       10/15/25........................  Aaa/AAA     250,000      250,413
  MBNA Master Credit Card Trust,
    Ser. 1995-F Class A, 6.60%,
       01/15/03........................  Aaa/AAA     300,000      306,174
  Merrill Lynch Mortgage Investors,
    Inc., Ser. 1991G Class A, 8.15%,
       10/15/11........................   Aaa/NR     500,313      517,286
  Residential Asset Securities Corp.,
    Ser. 1995-KS3, 8.00%, 10/25/24....   Aaa/AAA     400,000      404,840
  Resolution Trust Corp., Ser. 1994-C2
    Class B, 8.00%, 04/25/25..........    NR/AA      250,000      262,392
  Standard Credit Card Master Trust,
    Ser. 1995-8 Class A, 6.70%,
       09/09/02.......................   Aaa/AAA     700,000      706,153
  The Money Store Home Equity,
    Ser. 1994-D1 Class A3, 8.35%,
       10/15/13.......................   Aaa/AAA   1,000,000    1,040,088
                                                              -----------
      TOTAL ASSET-BACKED SECURITIES (COST $6,066,533)........   6,245,524
                                                              -----------
CORPORATE BONDS - 18.6%
 FINANCIAL - 10.2%
  BankAmerica Corp., 6.75%, 09/15/05..    A3/A       250,000      249,375
  Bankers Trust NY Corp., 9.50%,
    06/14/00..........................    A3/A       700,000      782,250
  Ford Capital B.V., 9.375%,
    01/01/98..........................   A1/A+       300,000      319,500
  International Lease Finance,
    6.125%, 11/01/99..................   A2/A+       400,000      398,228


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                          MOODY'S
                                          / S&P     PRINCIPAL    VALUE
                                          RATING     AMOUNT     (NOTE 2)
                                         --------  ---------- ------------
  KFW International Finance, 7.20%,
    03/15/14..........................   Aaa/AAA $  400,000   $    14,500
  Lehman Brothers, Inc., 7.625%,
    08/01/98..........................   Baa1/A     600,000       615,000
  Merrill Lynch & Co., Inc., 7.05%,
    04/15/03..........................   A1/A+      200,000       200,750
  Santander Financial Issuances Ltd.,
    7.875%, 04/15/05..................   A1/A+      300,000       320,250
                                                              -----------
                                                                3,299,853
                                                              -----------
 MANUFACTURING - 2.9%
  Caterpillar Financial Services Corp.,
    9.95%, 02/28/96...................   A3/A-      200,000       202,472
  Eaton Corp., 8.00%, 08/15/06........   A2/A       650,000       720,687
                                                              -----------
                                                                  923,159
                                                              -----------
 MERCHANDISING & RETAIL - 0.9%
  Dayton-Hudson Corp., 9.35%,
    06/16/20..........................   A3/A       250,000       300,345
                                                              -----------
 OIL, GAS & PETROLEUM - 1.7%
  British Petroleum of North America,
    Inc., 8.875%, 12/01/97............   Aa3/AA-    200,000       211,000
  Societe Nationale Elf Aquitaine,
    8.00%, 10/15/01...................   Aa3/AA-    300,000       325,500
                                                              -----------
                                                                  536,500
                                                              -----------
 TELEPHONE & COMMUNICATIONS - 1.9%
  Southern New England
    Telecommunications Corp., 6.50%,
    08/15/00.........................    A1/A+      600,000       607,500

 UTILITIES - 1.0%
  National Rural Utilities
    Cooperative Finance Corp., 9.50%,
    05/15/97.........................   Aa3/AA      300,000       315,750
                                                              -----------
     TOTAL CORPORATE BONDS (COST $5,693,869)................    5,983,107
                                                              -----------
TIME DEPOSITS - 8.6%
 Sanwa Bank Ltd. (Grand Cayman), 5.88%,
   11/01/95 (COST $2,783,590)........    NR/NR    2,783,590     2,783,590
                                                              -----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                           --------  ----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
  FEDERAL HOME LOAN MORTGAGE CORP.
    INTEREST BEARING NOTES - 2.9%
     Federal Home Loan Mortgage Corp.,
       8.60%, 01/26/00.................     Aaa/NR $  400,000  $   421,196
     Federal Home Loan Mortgage Corp.,
       7.05%, 05/15/02.................     Aaa/NR    500,000      502,985
                                                               -----------
                                                                   924,181
                                                               -----------
  FEDERAL NATIONAL MORTGAGE ASSOC. INTEREST
    BEARING NOTES - 9.9%
     Federal National Mortgage Assoc.,
       5.39%, 08/05/98.................     Aaa/NR  2,950,000    2,904,511
     Federal National Mortgage Assoc.,
       7.50%, 08/25/05.................     Aaa/NR    300,000      305,202
                                                               -----------
                                                                 3,209,713
                                                               -----------
       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (COST $3,955,051).....................................  4,133,894
                                                               -----------
U.S. TREASURY OBLIGATIONS* - 40.1%
  U.S. TREASURY BONDS - 2.8%
     U.S. Treasury Bonds, 11.75%, 02/15/10.. NR/NR    650,000      908,109

  U.S. TREASURY NOTES - 37.3%
     U.S. Treasury Notes, 8.00%, 10/15/96... NR/NR  2,900,000    2,964,032
     U.S. Treasury Notes, 7.50%, 01/31/97... NR/NR  1,500,000    1,533,750
     U.S. Treasury Notes, 5.125%, 04/30/98.. NR/NR    250,000      246,810
     U.S. Treasury Notes, 6.125%, 05/15/98.. NR/NR    400,000      404,044
     U.S. Treasury Notes, 6.75%, 04/30/00... NR/NR  1,250,000    1,295,125
     U.S. Treasury Notes, 6.25%, 05/31/00... NR/NR    300,000      305,160
     U.S. Treasury Notes, 8.75%, 08/15/00... NR/NR    925,000    1,036,545
     U.S. Treasury Notes, 7.75%, 02/15/01... NR/NR    700,000      760,214
     U.S. Treasury Notes, 7.88%, 08/15/01... NR/NR    500,000      548,480
     U.S. Treasury Notes, 6.375%, 08/15/02.. NR/NR  1,200,000    1,231,295
     U.S. Treasury Notes, 6.25%, 02/15/03... NR/NR    100,000      101,738
     U.S. Treasury Notes, 7.25%, 05/15/04... NR/NR    600,000      649,140
     U.S. Treasury Notes, 6.50%, 08/15/05... NR/NR    900,000      931,599
                                                               -----------
                                                                12,007,932
                                                               -----------
     TOTAL U.S. TREASURY OBLIGATIONS (COST $12,504,789).......  12,916,041
                                                               -----------


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                           --------  ----------  ------------

TOTAL INVESTMENTS (COST $31,003,832)** - 99.5%.................. $32,062,156

OTHER ASSETS AND LIABILITIES, NET - 0.5%........................     151,774
                                                                 -----------
NET ASSETS - 100.0%............................................. $32,213,930
                                                                 ===========

** Cost for federal income tax purposes. At October 31, 1995, net unrealized appreciation was $1,058,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,066,844 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,520.

* While not rated by Moody's or the S&P, U.S. Treasury Obligations are considered to be of the highest quality, comparable to AAA.





























    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS / OCTOBER 31, 1995
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                            -------  ----------  ------------
MUNICIPAL BONDS - 92.4%
  ALASKA - 2.4%
    Alaska Municipal Bond Bank Auth. Ref.
       Rev Ser. 1993C, 4.90%, 10/01/03.....    A/A   $  400,000  $   399,000
                                                                 -----------
CALIFORNIA - 11.7%
  California State Veterans Bonds Ser. AY,
    6.90%, 04/01/01.......................    A1/A+     250,000      255,002
  California State Veterans Bonds Ser. AY,
    7.00%, 04/01/03.......................    A1/A+     500,000      509,150
  Los Angeles, CA Dept. of Water and Power
    Electric Plant Rev., 5.75%, 11/15/02..    AA/AA-    300,000      319,125
  Los Angeles County, CA Public Works Fin.
    Auth. Rev. (LA County Park & Open
    Space District) Ser. 1994A, 5.63%,
    10/01/03..............................    AA/AA     500,000      524,375
  San Francisco, CA City & County
    Redevelopment Agency Multi-Family
    Housing Ref. Rev. (GNMA South Beach
    Proj.) Ser.1994, 4.75%, 09/01/02......     A/NR     345,000      337,237
                                                                 -----------
                                                                   1,944,889
                                                                 -----------
COLORADO - 3.2%
  Aurora, CO Certificate of Participation
    Lease Ref. Rev., 5.85%, 12/01/02......    A/A       500,000      525,625

DELAWARE - 23.2%
  Bethany Beach, DE, 9.75%, 11/01/07......  Aaa/AAA     160,000      223,200
  Bethany Beach, DE, 9.75%, 11/01/08......  Aaa/AAA     180,000      255,375
  Delaware State Economic Dev. Auth. Rev.
    (Delmarva Power & Light), 7.30%,
    09/01/15.............................   Aaa/AAA     100,000      109,500
  Delaware State Housing Auth. Multi-
    Family Mortgage Rev., 6.30%,
    07/01/98.......                          A1/A+      100,000      100,875
  Delaware State Housing Auth. Multi-
    Family Mortgage Rev. Ser. 1992D,
    6.35%, 07/01/03......................    A1/NR      100,000      103,125
  Delaware State Housing Auth. Multi-
    Family Mortgage Rev. Ser. C, 7.25%,
    01/01/07.............................    A1/A       240,000      252,600
  Delaware State Housing Auth. Single
    Family Mortgage Rev. Ser. 1993 Sub.
    Ser. A-1, 5.05%, 07/01/05............   Aaa/AAA     315,000      305,550

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                            -------  ----------  ------------
  Delaware State Housing Auth. Single
    Family Mortgage Rev. Ser. 1993 Sub.
    Ser. A-1, 5.15%, 01/01/06............   Aaa/AAA $  180,000 $    175,725
  Delaware State Housing Auth. Sr. Home
    Mortgage Rev. Sub. Ser. 1991-B, 6.40%,
    12/01/02..............................   A1/NR      50,000       51,500
  Delaware State Solid Waste Auth. Solid
    Waste System Rev., 5.80%, 07/01/01....    A/A      500,000      531,875
  Delaware Transportation Auth.
    Transportation System Jr. Lien Rev.,
    5.00%, 07/01/06.......................  Aaa/AAA    500,000      501,875
  Delaware Transportation Auth.
    Transportation System Jr. Lien Rev.,
    Prerefunded 07/01/98 @ 101.50, 7.75%,
    07/01/08..............................  Aaa/AAA    250,000      275,937
  Delaware Transportation Auth.
    Transportation System Sr. Lien Rev.,
    6.75%, 07/01/98.......................   A1/AA     115,000      122,619
  Delaware Transportation Auth.
    Transportation System Sr. Lien Rev.,
    5.88%, 07/01/00.......................   A1/AA     350,000      371,438
  Wilmington, DE UDAG Corp. Special
    Obligation Rev. (Chase Manhattan Bldg.
    Proj.), 8.25%, 04/01/01...............   NR/NR     455,000      465,096
                                                                -----------
                                                                  3,846,290
                                                                -----------
HAWAII - 4.7%
  Hawaii State General Obligation Rev.,
    Ser. BW, 6.20%, 03/01/05..............   Aa/AA     700,000      770,875
                                                                -----------
MISSISSIPPI - 2.4%
  Medical Center Educ. Bldg. Corp., (Univ.
    of Mississippi Medical Center Proj.)
    Ser. 1993, 5.40%, 12/01/05............    NR/A-    400,000      399,000
                                                                -----------
NEVADA - 2.3%
  Nevada State General Obligation Rev.,
    Ser. B, 4.38%, 08/01/03...............   Aa/AA     400,000      387,000
                                                                -----------
NEW JERSEY - 3.9%
  New Jersey State Transportation Auth.,
    Ser. A, 6.00%, 06/15/01...............  Aaa/AAA    600,000      644,250
                                                                -----------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                            -------  ----------  ------------
PENNSYLVANIA - 10.9%
  Pennsylvania State Ref. Rev. First Ser.,
    5.30%, 05/01/06.......................   A1/AA-  $ 500,000  $   507,500
  Pennsylvania State Higher Educ. Fac. Auth.
    College & Univ. Rev. (Philadelphia
    College of Osteopathic Medicine)
    Ser. 1993, 5.25%, 12/01/07............   NR/AAA    150,000      148,687
  Pennsylvania State Higher Educ. Fac.
    Auth. College & Univ. Rev. (Trustees
    Univ. of Pennsylvania) Ser. A, 6.625%,
    01/01/17..............................   Aa/AA     550,000      556,188
  Philadelphia, PA Redevelopment Auth.
    Home Improvement Loan Rev., 7.38%,
    06/01/03..............................    A/A       40,000       40,800
  York County, PA Solid Waste Refuse Auth.
  Industrial Dev. Rev. (Resource Recovery
    Proj.) Ser. 1985, 8.20%, 12/01/14.....   A/AA-     500,000      548,125
                                                                -----------
                                                                  1,801,300
                                                                -----------
TEXAS - 3.8%
  Austin, TX General Obligation Rev.,
    4.75%, 09/01/09.......................   Aa/AA     315,000      294,525
  Tarrant County, TX Water Control
    District No. 1 Rev., 4.75%, 03/01/06..  Aaa/AAA    350,000      336,000
                                                                -----------
                                                                    630,525
                                                                -----------
UTAH - 3.2%
  Salt Lake City, UT Municipal Bldg.
    Auth.Lease Rev. Ser. 1994A, 5.65%,
    10/01/03..............................  Aaa/AAA    500,000      525,625
                                                                -----------
VERMONT - 7.6%
  Vermont Municipal Bond Bank Rev. Ser. 1,
    5.50%, 12/01/10.......................  Aaa/AAA    400,000      403,000
  Vermont Municipal Bond Bank Rev. Ser. 2,
    6.00%, 12/01/05.......................  Aaa/AAA    790,000      858,138
                                                                -----------
                                                                  1,261,138
                                                                -----------
VIRGINIA - 6.1%
  Virginia Educ. Loan Auth. Rev. (Student
    Loan Prog.) Senior Ser. 1994B, 5.15%,
    03/01/04..............................   Aaa/NR    500,000      491,250


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            MOODY'S
                                            / S&P     PRINCIPAL     VALUE
                                            RATING     AMOUNT      (NOTE 2)
                                            -------  ----------  ------------
  Virginia State Housing Development Auth.
    Commonwealth Mtg. Rev. Ser. 1992C Sub.
    Ser. C8, 5.80%, 07/01/04..............  AA1/AA+  $ 500,000  $   514,375
                                                                -----------
                                                                  1,005,625
                                                                -----------
WASHINGTON - 5.2%
  Clark County, WA Public Utility Dist.
    No. 1 Generating System Rev., 6.00%,
    01/01/06..............................  Aaa/AAA    350,000      375,813
  Washington State Public Power Supply Sys.
    Ref. Rev. (Nuclear Proj. No. 3),
    Ser. 1993C, 5.10%, 07/01/07...........   Aa/AA     500,000      478,750
                                                                -----------
                                                                    854,563
                                                                -----------
WEST VIRGINIA - 1.8%
  Oak Hill, WV Industrial Development Ref.
  Rev. (Fayette Plaza Proj.) Ser. 1991A,
    4.95%, 10/01/09.......................  NR/AA-     300,000      304,126
                                                                -----------
    TOTAL MUNICIPAL BONDS (COST $15,158,756)...................  15,299,831
                                                                -----------
TAX-EXEMPT MUTUAL FUNDS - 6.4%
  PNC Municipal Cash Tax-Exempt Money
    Market Fund..........................   NR/NR      800,000      800,000
  PNC Municipal Fund.....................   NR/NR      264,181      264,181
                                                                -----------
    TOTAL TAX-EXEMPT MUTUAL FUNDS (COST $1,064,181)............   1,064,181
                                                                -----------
TOTAL INVESTMENTS (COST $16,222,937)** - 98.8%.................  16,364,012

OTHER ASSETS AND LIABILITIES, NET - 1.2%.......................     206,268
                                                                -----------
NET ASSETS - 100.0%............................................ $16,570,280
                                                                ===========

** Cost for federal income tax purposes. At October 31, 1995, net unrealized appreciation was $141,075. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $206,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $65,290.




    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1995
                                                 DIVERSIFIED     MUNICIPAL
                                                   INCOME         INCOME
                                                  PORTFOLIO      PORTFOLIO
                                                ------------   ------------
ASSETS:
Investments in securities, at market
 (identified cost $31,003,832 and
 $16,222,937, respectively) (Note 2).........    $32,062,156    $16,364,012
Receivable for Fund shares sold..............          4,213             --
Interest receivable..........................        376,652        242,988
Deferred organization costs (Note 2).........          7,928         52,160
Other assets.................................          1,133            182
                                                 -----------    -----------
 Total assets................................     32,452,082     16,659,342
                                                 -----------    -----------
LIABILITIES:
Dividends payable............................        172,400         60,647
Payable for Fund shares redeemed.............         25,851             --
Due to Adviser (Note 4)......................            321             --
Other accrued expenses (Note 4)..............         39,580         28,415
                                                 -----------    -----------
 Total liabilities...........................        238,152         89,062
                                                 -----------    -----------
NET ASSETS, at market value..................    $32,213,930    $16,570,280
                                                 ===========    ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest................    $    24,633    $    13,268
Additional paid-in capital...................     31,569,202     16,467,339
Net unrealized appreciation of investments...      1,058,324        141,075
Accumulated net realized loss................       (438,229)       (51,402)
                                                 -----------    -----------
NET ASSETS, for 2,463,279 and 1,326,841 shares
 outstanding, respectively...................    $32,213,930    $16,570,280
                                                 ===========    ===========
NET ASSET VALUE and redemption price per share
 ($32,213,930 / 2,463,279 and
 $16,570,280 / 1,326,841 outstanding shares
 of beneficial interest, $0.01 par value,
 respectively)...............................         $13.08         $12.49
                                                      ======         ======
Maximum offering price per share (100/96.5
 of $13.08 and 100/96.5 of $12.49,
 respectively)...............................         $13.55         $12.94
                                                      ======         ======





    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended October 31, 1995

                                                 DIVERSIFIED     MUNICIPAL
                                                   INCOME         INCOME
                                                  PORTFOLIO      PORTFOLIO
                                                ------------   ------------

INTEREST INCOME..............................    $ 2,280,549    $   806,744
                                                 -----------    -----------
EXPENSES:
 Advisory fee (Note 4).......................        158,066         73,172
 Administration fee (Note 4).................         25,290         12,290
 Accounting fee (Note 4).....................         50,000         50,000
 Distribution expenses (Note 4)..............         27,402         15,844
 Trustees' fees and expenses (Note 4)........          5,400          5,400
 Amortization of organizational expenses
   (Note 2)..................................         19,140         18,006
 Registration fees...........................         20,008         21,290
 Reports to shareholders.....................         11,524          5,377
 Legal.......................................          7,824          5,532
 Audit.......................................         29,109         10,891
 Other.......................................          7,946          5,602
                                                 -----------    -----------
   Total expenses before fee waiver..........        361,709        223,404
   Advisory fee waived (Note 4)..............       (156,223)       (73,172)
   Administration fee waived (Note 4)........            --         (12,290)
   Accounting fee waived (Note 4)............            --         (22,728)
                                                 -----------    -----------
      Total expenses, net....................        205,486        115,214
                                                 -----------    -----------

 Net investment income.......................      2,075,063        691,530
                                                 -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized loss on investment transactions.      (352,512)       (45,859)
 Net unrealized appreciation of investments
 during the year.............................      1,976,228      1,100,202
                                                 -----------    -----------
 Net gain on investments.....................      1,623,716      1,054,343
                                                 -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................    $ 3,698,779    $ 1,745,873
                                                 ===========    ===========






    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                 DIVERSIFIED     MUNICIPAL
                                                   INCOME         INCOME
                                                  PORTFOLIO      PORTFOLIO
                                                ------------   ------------
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................     $ 2,075,063    $   691,530
 Net realized loss on investment
   transactions.............................        (352,512)       (45,859)
 Net unrealized appreciation of
   investments during the year..............       1,976,228      1,100,202
                                                 -----------    -----------
 Net increase in net assets resulting
   from operations..........................       3,698,779      1,745,873
                                                 -----------    -----------
Distributions to shareholders from:
 Net investment income ($0.83 and $0.54
   per share, respectively).................      (2,075,063)      (691,530)
                                                 -----------    -----------
Increase (decrease) in net assets from
 Fund share transactions (Note 5)...........      (1,131,026)     1,232,525
                                                 -----------    -----------
 Total increase in net assets...............         492,690      2,286,868

NET ASSETS:
 Beginning of year..........................      31,721,240     14,283,412
                                                 -----------    -----------
 End of year................................     $32,213,930    $16,570,280
                                                 ===========    ===========
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................     $ 2,111,389    $   526,072
 Net realized loss on investment
   transactions.............................         (85,509)        (5,543)
 Excess of book value over market
   value of securities distributed
   upon redemption of shares................        (117,315)            --
 Net unrealized depreciation of
   investments during the year..............      (2,833,319)      (959,127)
                                                 -----------    -----------
 Net decrease in net assets resulting
   from operations..........................        (924,754)      (438,598)
                                                 -----------    -----------





    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED
                                                 DIVERSIFIED     MUNICIPAL
                                                   INCOME         INCOME
                                                  PORTFOLIO      PORTFOLIO
                                                ------------   ------------
Distributions to shareholders from:
 Net investment income ($0.71 and $0.49
   per share, respectively).................     $(2,111,389)  $  (526,072)
 Net capital gains ($0.04 and $0.00
   per share, respectively).................        (111,135)           --
                                                 -----------   -----------
Total distributions to shareholders.........      (2,222,524)     (526,072)
                                                 -----------   -----------
Increase (decrease) in net assets from
   Fund share transactions (Note 5).........      (6,102,223)   15,248,069
                                                 -----------   -----------
 Total increase (decrease) in net assets....      (9,249,501)   14,283,399

NET ASSETS:
 Beginning of year..........................      40,970,741            13
                                                 -----------   -----------
 End of year................................     $31,721,240   $14,283,412
                                                 ===========   ===========




























    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                               FOR THE PERIOD
                                                               APRIL 2, 1991
                                       FOR THE FISCAL          (COMMENCEMENT
                                   YEARS ENDED OCTOBER 31,     OF OPERATIONS)
                              -------------------------------- TO OCTOBER 31,
                              1995      1994    1993     1992       1991
                             ------    ------  ------   ------ --------------
DIVERSIFIED INCOME PORTFOLIO
NET ASSET VALUE - BEGINNING
 OF PERIOD.................  $12.42    $13.48  $13.20   $12.86     $12.50
                             ------    ------  ------   ------     ------
INVESTMENT OPERATIONS:
 Net investment income.....    0.83      0.71    0.76     0.83       0.48
 Net realized and
   unrealized gain (loss)
   on investments..........    0.66     (1.02)   0.39     0.37       0.36
                             ------    ------  ------   ------     ------
 Total from investment
   operations..............    1.49     (0.31)   1.15     1.20       0.84
                             ------    ------  ------   ------     ------

DISTRIBUTIONS:
 From net investment
   income..................   (0.83)    (0.71)  (0.76)   (0.83)     (0.48)
 From net realized gain on
   investments.............      --     (0.04)  (0.11)   (0.03)        --
                             ------    ------  ------   ------     ------
 Total distributions.......   (0.83)    (0.75)  (0.87)   (0.86)     (0.48)
                             ------    ------  ------   ------     ------
NET ASSET VALUE - END
  of Period................  $13.08    $12.42  $13.48   $13.20     $12.86
                             ======    ======  ======   ======     ======

TOTAL RETURN **............  12.41%   (2.33)%   9.00%    9.58%      6.89%

RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:
 Expenses ***..............   0.65%     0.65%   0.65%    0.65%     0.89%*
 Net investment income.....   6.56%     5.53%   5.65%    6.33%     6.64%*
Portfolio turnover rate.... 116.40%    43.77%  24.22%   27.37%    78.45%*
Net assets at end of
 period (000 omitted)...... $32,214   $31,721 $40,971  $30,152    $24,171

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------
                                                               FOR THE PERIOD
                                                               APRIL 2, 1991
                                       FOR THE FISCAL          (COMMENCEMENT
                                   YEARS ENDED OCTOBER 31,     OF OPERATIONS)
                              -------------------------------- TO OCTOBER 31,
                              1995      1994    1993     1992       1991
                             ------    ------  ------   ------ --------------
SENIOR SECURITIES:
Amount of reverse repurchase
 agreements outstanding at
 end of period
 (in thousands)...........   $    0    $    0  $    0   $    0     $    0
Average daily amount of
 reverse repurchase
 agreements outstanding
 during the period (in
 thousands)...............   $    0    $    0  $    0   $    0     $  162
Average daily number of
 shares outstanding
 during the period (in
 thousands)...............    2,492     2,960   2,660    2,109      1,279
Average daily amount of
 reverse repurchase
 agreements per share
 during the period........   $ 0.00    $ 0.00  $ 0.00   $ 0.00     $ 0.13

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------
                                  FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                  ---------------------------------------
                                             1995           1994
                                            ------        -------
MUNICIPAL INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF YEAR......   $11.64         $12.50
                                            ======        =======
INVESTMENT OPERATIONS:
 Net investment income...................     0.54           0.49
 Net realized and unrealized gain (loss)
   on investments........................     0.85          (0.86)
                                            ------        -------
     Total from investment operations....     1.39          (0.37)
                                            ------        -------
DISTRIBUTIONS:
 From net investment income..............    (0.54)         (0.49)
                                            ------        -------
NET ASSET VALUE - END OF YEAR............   $12.49         $11.64
                                            ======        =======
TOTAL RETURN**...........................   12.23%        (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:
   Expenses ****.........................    0.75%          0.75%
   Net investment income.................    4.50%          4.13%
Portfolio turnover rate..................   42.08%         21.95%
Net assets at end of year (000 omitted)..  $16,570        $14,283

------------------------------
*    Annualized
** These results do not include the sales load. If the sales load had been included, the returns would have been lower. The total return figure for the Diversified Income Portfolio for the fiscal period ended October 31, 1991 has not been annualized.

*** Wilmington Trust Company ("WTC") reimbursed a portion of the Portfolio's expenses, exclusive of advisory fees, amounting to $0.032 per share for the fiscal period ended October 31, 1991. WTC waived a portion of its fees amounting to $0.063, $0.051 and $0.056 per share for the fiscal years ended October 31, 1995, 1994 and 1993, respectively. WTC and Rodney Square Management Corporation ("RSMC") waived a portion of their fees amounting to $0.078 and $0.036 per share for the fiscal year ended October 31, 1992 and for the fiscal period ended October 31, 1991, respectively. If these expenses, including the advisory and accounting fees waived, had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the fiscal years ended October 31, 1995, 1994, 1993 and 1992, and for the fiscal period ended October
     31,  1991,  would  have  been  1.14%,  1.05%,  1.06%,  1.24%  and  1.91%, respectively.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

**** WTC waived its entire advisory fee for the fiscal years ended October 31, 1995 and 1994, amounting to $0.057 and $0.059 per share, respectively. In addition, RSMC waived a portion of its fees for administration and accounting services amounting to $0.010 and $0.018 per share for the fiscal year ended October 31, 1995 and $0.010 and $0.037 per share for the fiscal year ended October 31, 1994. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the fiscal years ended October 31, 1995 and 1994, would have been 1.45% and 1.62%, respectively.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.DESCRIPTION  OF THE FUND. The Rodney Square Strategic Fixed-Income  Fund  (the
  "Fund")  is  registered under the Investment Company Act of 1940,  as  amended
  (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated May 7, 1986, as last amended and restated on February 15, 1993, permits the Trustees to establish separate series (or "Portfolios"), each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into two Portfolios, the Diversified Income Portfolio and the Municipal Income Portfolio (each, a
  "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares.

2.SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary   of   the
  significant accounting policies of the Fund:

  SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their most recent bid prices in the principal market in which these securities are normally traded, or when stock exchange valuations are used, at the last quoted sale price on the date of valuation. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required.

  INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions of net capital gains realized by each Portfolio will be made annually in December.

  DEFERRED ORGANIZATION COSTS. Costs incurred by the Portfolios in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date that each Portfolio commenced operations.

  OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3.INVESTMENT  SECURITIES.  During  the  fiscal  year  ended  October  31,  1995,
  purchases   and   sales   of  investment  securities   (excluding   short-term
  investments) aggregated as follows:

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
3.INVESTMENT SECURITIES--CONTINUED
                                                 DIVERSIFIED      MUNICIPAL
                                                   INCOME          INCOME
                                                 -----------     ----------
     Purchases......................             $34,806,365     $6,636,853
     Sales..........................              37,176,044      5,981,967
  With respect to the Diversified Income Portfolio, for the fiscal year ended October 31, 1994, portfolio securities with a market value of $5,548,278
  (cost   basis  $5,665,593)  were  distributed  in  payment  of  a  shareholder
  redemption.   The unrealized depreciation of such securities was  reclassified to paid-in capital.

4.ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund, on behalf of each Portfolio, employs Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, to furnish investment advisory and other services to the Fund. Under WTC's Advisory Contract with the Fund, WTC acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund's Portfolios in accordance with each Portfolio's investment objective, policies and limitations. For its services under the Advisory Contract, the Fund pays WTC a monthly fee at the annual rate of 0.50% of the average daily net assets of each Portfolio of the Fund, excluding those assets invested in any money market mutual fund. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through February 1996. For the fiscal year ending October 31, 1995, with respect to the Diversified Income Portfolio, WTC further voluntarily agreed to waive its fee or reimburse the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceed an annual rate of 0.65% of average daily net assets. These undertakings may be amended or rescinded at any time in the future.

  The following table summarizes the advisory fees for the fiscal year ended October 31, 1995:
                                                 Gross Advisory    Advisory
                                                      Fee         Fee Waiver
                                                 --------------  -----------
     Diversified Income Portfolio                   $158,066       $156,223
     Municipal Income Portfolio                       73,172         73,172
  WTC also serves as Custodian of the assets of the Fund and does not receive any separate fees from the Fund for the performance of this service. Each Portfolio of the Fund reimburses WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of this service.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
4.ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

  Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, serves as Administrator, Transfer Agent and Dividend Paying Agent to the Fund under separate Administration and Transfer Agent Agreements with the Fund, each dated December 31, 1992. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The administration fee paid to RSMC by the Diversified Income Portfolio for the fiscal year ended October 31, 1995 amounted to $25,290. RSMC waived its administration fee for the Municipal Income Portfolio for the fiscal year ended October 31, 1995 amounting to $12,290.

  The Fund does not pay RSMC any separate fees for its services as Transfer Agent and Dividend Paying Agent for the Portfolios, as WTC assumes the cost of providing these services to the Portfolios. Each Portfolio reimburses RSMC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

  Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted distribution plans (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act to allow the Fund to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Fund of distribution expenses. The Trustees have authorized a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended October 31, 1995, such expenses amounted to $27,402 for the Diversified Income Portfolio and $15,844 for the Municipal Income Portfolio.

  RSMC determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For the fiscal year ended October 31, 1995, RSMC's fees for accounting services amounted to $50,000 per Portfolio. RSMC waived $22,728 of the accounting services fee with respect to the Municipal Income Portfolio.

  The salaries and fees of all officers of the Fund, the Trustees who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates, and all personnel of the Fund, WTC, RSMC or RSD performing services related to research, statistical and investment activities are paid by WTC, RSMC, RSD or their affiliates. The fees and expenses of the "non-interested" Trustees for the fiscal year ended October 31, 1995 amounted to $5,400 per Portfolio.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

5.FUND SHARES. At October 31, 1995, there were an unlimited number of shares  of
  beneficial  interest  of  $0.01  par value authorized.   The  following  table
  summarizes the activity in shares of each Portfolio:
  DIVERSIFIED INCOME PORTFOLIO
                                FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                               ENDED OCTOBER 31, 1995  ENDED OCTOBER 31, 1994
                               ---------------------- -----------------------
                               Shares      Amount      Shares      Amount
                              ---------  ----------- ----------  -----------
  Shares sold...............    353,623  $ 4,500,647    478,409  $ 6,218,321
  Shares issued to
   shareholders in
   reinvestment of
   distributions............     64,094      813,935     53,774      696,871
  Shares redeemed...........   (508,424)  (6,445,608)(1,017,549) (13,017,415)
                              ---------  ----------- ----------  -----------
  Net decrease..............    (90,707) $(1,131,026)  (485,366) $(6,102,223)
                                         ===========             ===========
  Shares outstanding:
   Beginning of year........  2,553,986               3,039,352
                              ---------              ----------
   End of year..............  2,463,279               2,553,986
                              =========              ==========

MUNICIPAL INCOME PORTFOLIO
                                FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                               ENDED OCTOBER 31, 1995  ENDED OCTOBER 31, 1994
                               ---------------------- -----------------------
                               Shares      Amount      Shares      Amount
                              ---------  ----------- ----------  -----------

  Shares sold...............    226,538   $2,755,791  1,411,286  $17,449,149
  Shares issued to
   shareholders in
   reinvestment of
   distributions............     45,994      552,423     31,909      385,335
  Shares redeemed...........   (172,561)  (2,075,689)  (216,326)  (2,586,415)
                              ---------  ----------- ----------  -----------
  Net increase..............     99,971   $1,232,525  1,226,869  $15,248,069
                                         ===========             ===========
  Shares outstanding:
   Beginning of year........  1,226,870                       1
                              ---------               ---------
   End of year..............  1,326,841               1,226,870
                              =========               =========

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To  the  Shareholders  and Trustees of The Rodney Square Strategic  Fixed-Income
Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Strategic Fixed-Income Fund (comprising, respectively, The Diversified Income and The Municipal Income Portfolios) as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the period from April 2, 1991 (Commencement of Operations) to October 31, 1991 for the Diversified Income Portfolio and for each of the two years in the period ended October 31, 1995 for the Municipal Income Portfolio. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Strategic Fixed-Income Fund at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the period from April 2, 1991 (Commencement of Operations) to October 31, 1991 for the Diversified Income Portfolio, and for each of the two years in the period ended October 31, 1995 for the Municipal Income Portfolio in conformity with generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

Baltimore, Maryland
November 30, 1995

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    TAX INFORMATION
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code of 1986, the Municipal Income Portfolio designates $678,014 as tax-exempt dividends.

In January 1996, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 1995, including any distributions paid between October 31, 1995 and December 31, 1995.

               TRUSTEES
             Eric Brucker                      THE RODNEY SQUARE
            Fred L. Buckner                       STRATEGIC
          Martin L. Klopping                      FIXED-INCOME FUND
           John J. Quindlen
          ------------------

               OFFICERS
     Martin L. Klopping, PRESIDENT
  Joseph M. Fahey, Jr., VICE PRESIDENT            [Graphic] Ceasar
Robert C. Hancock, VICE PRESIDENT & TREASURER       Rodney upon his
    Marilyn Talman, Esq., SECRETARY                 gallopping horse
  Diane D. Marky, ASSISTANT SECRETARY               facing right,
 Connie L. Meyers, ASSISTANT SECRETARY              reverse image on
Louis C. Schwartz, Esq., ASSISTANT SECRETARY        dark background
  John J. Kelley, ASSISTANT TREASURER
 -------------------------------------

   ADMINISTRATOR AND TRANSFER AGENT
 Rodney Square Management Corporation
 ------------------------------------

   INVESTMENT ADVISER AND CUSTODIAN
       Wilmington Trust Company
   --------------------------------

             DISTRIBUTOR
   Rodney Square Distributors, Inc.
   --------------------------------

            LEGAL COUNSEL
      Kirkpatrick & Lockhart LLP
      --------------------------

         INDEPENDENT AUDITORS                   ANNUAL REPORT
          Ernst & Young LLP                    OCTOBER 31, 1995
         --------------------



THIS REPORT IS SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS  OF  THE
FUND.  THE REPORT IS NOT AUTHORIZED  FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN
THE  FUND UNLESS PRECEDED OR ACCOMPANIED
BY AN EFFECTIVE PROSPECTUS.

RS03